PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Target
Retirement 2045 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 28.4%
121,425  iShares Core S&P Mid-
Cap ETF
$ 9,149,374
4.0
192,373  SPDR Portfolio High
Yield Bond ETF
4,491,909
2.0
506,601  Vanguard FTSE
Developed Markets
ETF
36,941,345
16.1
168,815  Vanguard FTSE
Emerging Markets ETF
10,216,684
4.4
82,391  Vanguard Long-Term
Treasury ETF
4,365,075
1.9
Total Exchange-Traded
Funds
(Cost $52,023,111)
65,164,387
28.4
MUTUAL FUNDS : 71.4%
Affiliated Investment Companies : 20.7%
1,703,233  Voya Intermediate
Bond Fund - Class R6
14,613,743
6.3
175,562  Voya MI Dynamic
Small Cap Fund
- Class R6
2,917,843
1.3
1,640,272  Voya Multi-Manager
International Equity
Fund - Class I
21,782,817
9.5
30,667  Voya Small Cap
Growth Fund - Class
R6
1,654,459
0.7
375,953  Voya VACS Series
EME Fund
6,658,120
2.9
47,626,982
20.7
Unaffiliated Investment Companies : 50.7%
435,845  Fidelity 500 Index
Fund
116,571,195
50.7
Total Mutual Funds
(Cost $135,497,189)
164,198,177
71.4
Total Long-Term
Investments
(Cost $187,520,300)
229,362,564
99.8
Total Investments in
Securities
(Cost $187,520,300) $ 229,362,564 99.8
Assets in Excess of
Other Liabilities 520,465 0.2
Net Assets $ 229,883,029 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2045 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 65,164,387 $ — $ — $ 65,164,387
Mutual Funds 164,198,177 — — 164,198,177
Total Investments, at fair value $ 229,362,564 $ — $ — $ 229,362,564
Liabilities Table
Other Financial Instruments+
Futures $ (4,838) $ — $ — $ (4,838)
Total Liabilities $ (4,838) $ — $ — $ (4,838)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 14,065,229 $ 1,546,725 $ (743,059) $ (255,152) $ 14,613,743 $ 184,406 $ (18,253) $ —
Voya MI Dynamic Small Cap Fund
- Class R6
2,907,806 44,337 (121,754) 87,454 2,917,843 — 18,099 —
Voya Multi-Manager International
Equity Fund - Class I
17,690,399 6,320,090 (2,347,476) 119,804 21,782,817 — 505,526 —
Voya Small Cap Growth Fund -
Class R6
1,741,229 26,603 (61,892) (51,481) 1,654,459 — 22,020 —
Voya VACS Series EME Fund
6,730,715 909,473 (545,678) (436,390) 6,658,120 — 293,440 —
$ 43,135,378 $ 8,847,228 $ (3,819,859) $ (535,765) $ 47,626,982 $ 184,406 $ 820,832 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At August 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2045 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 56 12/31/26 $ 5,919,375 $ (4,477)
$ 5,919,375 $ (4,477)
Short Contracts:
3-month SOFR (25) 03/16/27 (5,994,688) (361)
$ (5,994,688) $ (361)

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya Target
Retirement 2045 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 42,467,035
Gross Unrealized Depreciation (624,771)
Net Unrealized Appreciation $ 41,842,264